Supplemental Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of interest and leases and non-cash investing and financing activities
	Three Months Ended March 31,
$ in thousands	2022	2021
Supplemental disclosures:
Cash paid for interest	$—	$3
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	$201	$—
Right-of-use asset removed upon lease termination	306	—
Fair value of Project Warrants and Collaboration Warrants recognized in equity	9,339	—
Capital expenditures incurred but not yet paid	19	22

	Years ended December 31,
	2021	2020
Supplemental disclosures:
Cash paid for interest	$4	$—
Cash paid for amounts included in the measurement of operating lease liabilities	1,152	134
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	$16,757	$601
Warrants assumed as part of Business Combination	10,880	—
Fair value of contingent consideration for HelioHeat Acquisition	2,009	—
Transaction costs incurred but not yet paid	1,474	—
Net working capital assumed as part of Business Combination	1,153	—
Capital expenditures incurred but not yet paid	429	25
Non-cash settlement of note receivable	45	—

Schedule of cash, cash equivalents and restricted cash
	March 31,
$ in thousands	2022	2021
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$63,615	$62,919
Restricted cash	1,500	—
Total cash, cash equivalents and restricted cash	$65,115	$62,919

	December 31,
	2021	2020
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$190,081	$18,334
Restricted cash	1,500	—
Total cash, cash equivalents and restricted cash	$191,581	$18,334